Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses
Note 5:	Loans and Allowance for Loan Losses

Classes of loans at December 31, include:

	2011	2010

Mortgage loans on real estate
Residential 1-4 family	$39,472,008	$37,227,211
Commercial	40,169,813	45,361,944
Agricultural	29,971,649	28,163,488
Home equity	16,042,788	19,526,162
Total mortgage loans on real estate	125,656,258	130,278,805

Commercial loans	23,198,454	22,810,203
Agricultural	9,590,745	8,176,396
Consumer	15,755,973	18,190,307
	174,201,430	179,455,711

Less
Net deferred loan fees	39,721	49,307
Allowance for loan losses	3,296,607	2,964,285

Net loans	$170,865,102	$176,442,119

The Company believes that sound loans are a necessary and desirable means of employing funds available for investment.  Recognizing the Company’s obligations to its depositors and to the communities it serves, authorized personnel are expected to seek to develop and make sound, profitable loans that resources permit and that opportunity affords.  The Company maintains lending policies and procedures in place designed to focus lending efforts on the types, locations, and duration of loans most appropriate for the business model and markets.  The Company’s principal lending activities include the origination of one-to four-family residential mortgage loans, multi-family loans, commercial real estate loans, agricultural loans, home equity lines of credits, commercial business loans, and consumer loans.  The primary lending market includes the Illinois counties of Morgan, Macoupin and Montgomery.  Generally, loans are collateralized by assets, primarily real estate, of the borrowers and guaranteed by individuals.  The loans are expected to be repaid from cash flows of the borrowers or from proceeds from the sale of selected assets of the borrowers.

Loan originations are derived from a number of sources such as real estate broker referrals, existing customers, builders, attorneys and walk-in customers.  Upon receipt of a loan application, a credit report is obtained to verify specific information relating to the applicant’s employment, income, and credit standing.  In the case of a real estate loan, an appraisal of the real estate intended to secure the proposed loan is undertaken by an independent appraiser approved by the Company.  A loan application file is first reviewed by a loan officer in the loan department who checks applications for accuracy and completeness, and verifies the information provided.  The financial resources of the borrower and the borrower’s credit history, as well as the collateral securing the loan, are considered an integral part of each risk evaluation prior to approval.  The board of directors has established individual lending authorities for each loan officer by loan type.  Loans over an individual officer’s lending limit must be approved by the officers’ loan committee consisting of the chairman of the board, president, chief lending officer and all lending officers, which meets three times a week, and has lending authority up to $500,000 depending on the type of loan.  Loans with a principal balance over this limit, up to $1.0 million, must be approved by the directors’ loan committee, which meets weekly and consists of the chairman of the board, president, senior vice president, chief lending officer and at least two outside directors, plus all lending officers as non-voting members.  The board of directors approves all loans with a principal balance over $1.0 million.  The board of directors ratifies all loans that are originated.  Once the loan is approved, the applicant is informed and a closing date is scheduled.  Loan commitments are typically funded within 30 days.

If the loan is approved, the borrower must provide proof of fire and casualty insurance on the property serving as collateral which insurance must be maintained during the full term of the loan; flood insurance is required in certain instances.  Title insurance or an attorney’s opinion based on a title search of the property is generally required on loans secured by real property.

One-to-Four Family Mortgage Loans - Historically, the primary lending origination activity has been one-to-four family, owner-occupied, residential mortgage loans secured by property located in the Company’s market area.  The Company generates loans through marketing efforts, existing customers and referrals, real estate brokers, builders and local businesses.  Generally, one-to-four family loan originations are limited to the financing of loans secured by properties located within the Company’s market area.

Fixed-rate one-to-four family residential mortgage loans are generally conforming loans, underwritten according to Freddie Mac guidelines.  The Company generally originates both fixed- and adjustable-rate mortgage loans in amounts up to the maximum conforming loan limits established by the Federal Housing Finance Agency for Freddie Mac.

The Company originates for resale to Freddie Mac fixed-rate one-to-four family residential mortgage loans with terms of 15 years or more.  The fixed-rate mortgage loans amortize monthly with principal and interest due each month.  Residential real estate loans often remain outstanding for significantly shorter periods than their contractual terms because borrowers may refinance or prepay loans at their option.  The Company offers fixed-rate one-to-four family residential mortgage loans with terms of up to 30 years without prepayment penalty.

The Company currently offers adjustable-rate mortgage loans for terms ranging up to 30 years.  They generally offer adjustable-rate mortgage loans that adjust between one and five years on the anniversary date of origination.  Interest rate adjustments are up to two hundred basis points per year, with a cap of up to six hundred basis points on interest rate increases over the life of the loan.  In a rising interest rate environment, such rate limitations may prevent adjustable-rate mortgage loans from repricing to market interest rates, which would have an adverse effect on the net interest income.  In the low interest rate environment that has existed over the past two years, the adjustable-rate portfolio has repriced downward resulting in lower interest income from this portion of the loan portfolio.  The Company has used different interest indices for adjustable-rate mortgage loans in the past such as the average yield on U.S. Treasury securities, adjusted to a constant maturity of either one-year, three-years or five-years.  The origination of fixed-rate mortgage loans versus adjustable-rate mortgage loans is monitored on an ongoing basis and is affected significantly by the level of market interest rates, customer preference, interest rate risk position and competitors’ loan products.

Adjustable-rate mortgage loans make the loan portfolio more interest rate sensitive and provides an alternative for those borrowers who meet the underwriting criteria, but are unable to qualify for a fixed-rate mortgage.  However, as the interest income earned on adjustable-rate mortgage loans varies with prevailing interest rates, such loans do not offer predictable cash flows in the same manner as long-term, fixed-rate loans.  Adjustable-rate mortgage loans carry increased credit risk associated with potentially higher monthly payments by borrowers as general market interest rates increase.  It is possible that during periods of rising interest rates that the risk of delinquencies and defaults on adjustable-rate mortgage loans may increase due to the upward adjustment of interest costs to the borrower, resulting in increased loan losses.

Residential first mortgage loans customarily include due-on-sale clauses, which gives the Company the right to declare a loan immediately due and payable in the event, among other things, that the borrower sells or otherwise disposes of the underlying real property serving as collateral for the loan.  Due-on-sale clauses are a means of imposing assumption fees and increasing the interest rate on mortgage portfolio during periods of rising interest rates.

When underwriting residential real estate loans, the Company reviews and verifies each loan applicant’s income and credit history.  Management believes that stability of income and past credit history are integral parts in the underwriting process.  Generally, the applicant’s total monthly mortgage payment, including all escrow amounts, is limited to 28% of the applicant’s total monthly income.  In addition, total monthly obligations of the applicant, including mortgage payments, should not generally exceed 38% of total monthly income.  Written appraisals are generally required on real estate property offered to secure an applicant’s loan.  For one-to-four family real estate loans with loan to value ratios of over 80%, private mortgage insurance is required.  Fire and casualty insurance is also required on all properties securing real estate loans.  Title insurance, or an attorney’s title opinion, may be required, as circumstances warrant.

The Company does not offer an “interest only” mortgage loan product on one-to-four family residential properties (where the borrower pays interest for an initial period, after which the loan converts to a fully amortizing loan).  They also do not offer loans that provide for negative amortization of principal, such as “Option ARM” loans, where the borrower can pay less than the interest owed on the loan, resulting in an increased principal balance during the life of the loan.  The Company does not offer a “subprime loan” program (loans that generally target borrowers with weakened credit histories typically characterized by payment delinquencies, previous charge-offs, judgments, bankruptcies, or borrowers with questionable repayment capacity as evidenced by low credit scores or high debt-burden ratios) or Alt-A loans (traditionally defined as loans having less than full documentation).

Commercial and Agricultural Real Estate Loans - The Company originates and purchases commercial and agricultural real estate loans.  Commercial and agricultural real estate loans are secured primarily by improved properties such as farms, retail facilities and office buildings, churches and other non-residential buildings.  The maximum loan-to-value ratio for commercial and agricultural real estate loans originated is generally 80%.  The commercial and agricultural real estate loans are generally written up to terms of five years with adjustable interest rates.  The rates are generally tied to the prime rate and generally have a specified floor.  Many of the adjustable-rate commercial real estate loans are not fully amortizing and therefore require a “balloon” payment at maturity.  The Company purchases from time to time commercial real estate loan participations primarily from outside the Company’s market area.  All participation loans are approved following a review to ensure that the loan satisfies the underwriting standards.

Underwriting standards for commercial and agricultural real estate loans include a determination of the applicant’s credit history and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  The income approach is primarily utilized to determine whether income generated from the applicant’s business or real estate offered as collateral is adequate to repay the loan.  There is an emphasis on the ratio of the property’s projected net cash flow to the loan’s debt service requirement (generally requiring a minimum ratio of 120%).  In underwriting a loan, the value of the real estate offered as collateral in relation to the proposed loan amount is considered.  Generally, the loan amount cannot be greater than 80% of the value of the real estate.  Written appraisals are usually obtained from either licensed or certified appraisers on all commercial and agricultural real estate loans in excess of $250,000.  Creditworthiness of the applicant is assessed by reviewing a credit report, financial statements and tax returns of the applicant, as well as obtaining other public records regarding the applicant.

Loans secured by commercial and agricultural real estate generally involve a greater degree of credit risk than one-to-four family residential mortgage loans and carry larger loan balances.  This increased credit risk is a result of several factors, including the effects of general economic conditions on income producing properties and the successful operation or management of the properties securing the loans.  Furthermore, the repayment of loans secured by commercial and agricultural real estate is typically dependent upon the successful operation of the related business and real estate property.  If the cash flow from the project is reduced, the borrower’s ability to repay the loan may be impaired.

Commercial and Agricultural Business Loans - The Company originates commercial and agricultural business loans to borrowers located in the Company’s market area which are secured by collateral other than real estate or which can be unsecured.  Commercial business loan participations are also purchased from other lenders, which may be made to borrowers outside the Company’s market area.  Commercial and agricultural business loans are generally secured by accounts receivable, equipment, and inventory and generally are offered with adjustable rates tied to the prime rate or the average yield on U.S. Treasury securities, adjusted to a constant maturity of either one-year, three-years or five-years and various terms of maturity generally from three years to five years.  Unsecured business loans are originated on a limited basis in those instances where the applicant’s financial strength and creditworthiness has been established.  Commercial and agricultural business loans generally bear higher interest rates than residential loans, but they also may involve a higher risk of default since their repayment is generally dependent on the successful operation of the borrower’s business.  Personal guarantees are generally obtained from the borrower or a third party as a condition to originating its business loans.

Underwriting standards for commercial and agricultural business loans include a determination of the applicant’s ability to meet existing obligations and payments on the proposed loan from normal cash flows generated in the applicant’s business.  Financial strength of each applicant is assessed through the review of financial statements and tax returns provided by the applicant.  The creditworthiness of an applicant is derived from a review of credit reports as well as a search of public records.  Business loans are periodically reviewed following origination.  Financial statements are requested at least annually and review them for substantial deviations or changes that might affect repayment of the loan.  Loan officers also visit the premises of borrowers to observe the business premises, facilities, and personnel and to inspect the pledged collateral.  Underwriting standards for business loans are different for each type of loan depending on the financial strength of the applicant and the value of collateral offered as security.

Home Equity and Consumer Loans – The Company originates home equity and other consumer loans.  Home equity loans and lines of credit are generally secured by the borrower’s principal residence.  The maximum amount of a home equity loan or line of credit is generally 95% of the appraised value of a borrower’s real estate collateral less the amount of any prior mortgages or related liabilities.  Home equity loans and lines of credit are approved with both fixed and adjustable interest rates which are determined based upon market conditions.  Such loans may be fully amortized over the life of the loan or have a balloon feature.  Generally, the maximum term for home equity loans is 10 years.

The principal types of other consumer loans offered are loans secured by automobiles, deposit accounts, and mobile homes.  Unsecured consumer loans are also generated.  Consumer loans are generally offered on a fixed-rate basis.  Automobile loans with maturities of up to 60 months are offered for new automobiles.  Loans secured by used automobiles will have maximum terms which vary depending upon the age of the automobile.  Automobile loans with a loan-to-value ratio below the greater of 80% of the purchase price or 100% of NADA loan value are generally originated, although in the case of a new car loan the loan-to-value ratio may be greater or less depending on the borrower’s credit history, debt to income ratio, home ownership and other banking relationships with the Company.

Underwriting standards for consumer loans include a determination of the applicant’s credit history and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  The stability of the applicant’s monthly income may be determined by verification of gross monthly income from primary employment, and additionally from any verifiable secondary income.  The length of employment with the borrower’s present employer is also considered, as well as the amount of time the borrower has lived in the local area.  Creditworthiness of the applicant is of primary consideration; however, the underwriting process also includes a comparison of the value of the collateral in relation to the proposed loan amount.

Consumer loans entail greater risks than one-to-four family residential mortgage loans, particularly consumer loans secured by rapidly depreciating assets such as automobiles or loans that are unsecured.  In such cases, collateral repossessed after a default may not provide an adequate source of repayment of the outstanding loan balance because of damage, loss or depreciation.  Further, consumer loan payments are dependent on the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy.  Such events would increase the risk of loss on unsecured loans.  Finally, the application of various Federal and state laws, including Federal and state bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans in the event of a default.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011 and 2010:

December 31, 2011
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$561,309	$1,193,928	$92,988	$472,376	$58,250	$300,257	$163,690	$121,487	$2,964,285
Provision charged to expense	266,296	195,118	22,166	83,654	178	26,863	(6,347)	37,072	625,000
Losses charged off	(130,382)	(306,303)	—	—	—	(24,904)	(25,289)	—	(486,878)
Recoveries	—	24,842	—	155,834	—	7,193	6,331	—	194,200
Balance, end of year	$697,223	$1,107,585	$115,154	$711,864	$58,428	$309,409	$138,385	$158,559	$3,296,607
Ending balance: individually evaluated for impairment	$36,300	$357,880	$—	$296,149	$—	$—	$—	$—	$690,329
Ending balance: collectively evaluated for impairment	$660,923	$749,705	$115,154	$415,715	$58,428	$309,409	$138,385	$158,559	$2,606,278

Loans:
Ending balance	$39,472,008	$40,169,813	$29,971,649	$23,198,454	$9,590,745	$16,042,788	$15,755,973	$—	$174,201,430
Ending balance: individually evaluated for impairment	$551,921	$1,727,406	$—	$552,814	$—	$29,353	$7,569	$—	$2,869,063
Ending balance: collectively evaluated for impairment	$38,920,087	$38,442,407	$29,971,649	$22,645,640	$9,590,745	$16,013,435	$15,748,404	$—	$171,332,367
December 31, 2010
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$391,762	$738,996	$73,257	$631,347	$21,242	$249,312	$88,044	$96,041	$2,290,001
Provision charged to expense	246,401	1,217,072	19,731	(21,371)	37,008	126,477	74,236	25,446	1,725,000
Losses charged off	(98,245)	(787,191)	—	(144,100)	—	(88,106)	(11,070)	—	(1,128,712)
Recoveries	21,391	25,051	—	6,500	—	12,574	12,480	—	77,996
Balance, end of year	$561,309	$1,193,928	$92,988	$472,376	$58,250	$300,257	$163,690	$121,487	$2,964,285
Ending balance: individually evaluated for impairment	$89,795	$428,514	$—	$72,393	$—	$—	$—	$—	$590,702
Ending balance: collectively evaluated for impairment	$471,514	$765,414	$92,988	$399,983	$58,250	$300,257	$163,690	$121,487	$2,373,583

Loans:
Ending balance	$37,227,211	$45,361,944	$28,163,488	$22,810,203	$8,176,396	$19,526,162	$18,190,307	$—	$179,455,711
Ending balance: individually evaluated for impairment	$369,749	$2,220,562	$—	$606,273	$—	$—	$—	$—	$3,196,584
Ending balance: collectively evaluated for impairment	$36,857,462	$43,141,382	$28,163,488	$22,203,930	$8,176,396	$19,526,162	$18,190,307	$—	$176,259,127

Management’s opinion as to the ultimate collectability of loans is subject to estimates regarding future cash flows from operations and the value of property, real and personal, pledged as collateral.  These estimates are affected by changing economic conditions and the economic prospects of borrowers.

The allowance for loan losses is maintained at a level that, in management’s judgment, is adequate to cover probable credit losses inherent in the loan portfolio at the balance sheet date.  The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.

A loan is considered impaired when, based on current information and events, it is probable that the scheduled payments of principal or interest will not be able to be collected when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis for commercial and agricultural loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans.  Accordingly, individual consumer and residential loans are not separately identified for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

The general component covers non-classified loans and is based on historical charge-off experience and expected loss given the internal risk rating process.  The loan portfolio is stratified into homogeneous groups of loans that possess similar loss characteristics and an appropriate loss ratio adjusted for other qualitative factors is applied to the homogeneous pools of loans to estimate the incurred losses in the loan portfolio.

There have been no changes to the Company’s accounting policies or methodology from the prior periods.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis is performed on all loans at origination.  In addition, lending relationships over $500,000, new commercial and commercial real estate loans, and watch list credits are reviewed annually by our loan review department in order to verify risk ratings.  The Company uses the following definitions for risk ratings:

Special Mention – Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful – Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans.  During the periods presented, none of our loans were classified as Doubtful.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category and payment activity as of December 31, 2011 and 2010:

	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial		Agricultural Business
	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Pass	$36,040,795	$34,258,180	$36,936,906	$41,534,866	$29,567,057	$27,768,600	$22,253,904	$21,621,978	$9,336,899	$7,818,536
Spec. Ment	1,642,602	1,476,077	574,484	733,561	404,592	394,888	3,402	186,598	253,846	357,860
Subst.	1,788,611	1,492,954	2,658,423	3,093,517	—	—	941,148	1,001,627	—	—

Total	$39,472,008	$37,227,211	$40,169,813	$45,361,944	$29,971,649	$28,163,488	$23,198,454	$22,810,203	$9,590,745	$8,176,396

	Home Equity		Consumer
	2011	2010	2011	2010

Rating:
Pass	$14,746,631	$18,064,116	$15,409,729	$17,471,747
Special Mention	278,323	223,034	153,316	570,589
Substandard	1,017,834	1,239,012	192,928	147,971

Total	$16,042,788	$19,526,162	$15,755,973	$18,190,307

The following tables present the Company’s loan portfolio aging analysis as of December 31, 2011 and 2010:

	December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$289,337	$161,654	$1,020,862	$1,471,853	$38,000,155	$39,472,008	$—
Agricultural real estate	—	—	—	—	29,971,649	29,971,649	—
Commercial real estate	75,924	—	48,428	124,352	40,045,461	40,169,813	—
Agricultural business	—	—	—	—	9,590,745	9,590,745	—
Commercial:	—	—	—	—	23,198,454	23,198,454	—
Home equity	511,562	50,455	197,191	759,208	15,283,580	16,042,788	—
Consumer	156,404	126,077	37,337	319,818	15,436,155	15,755,973	—

Total	$1,033,227	$338,186	$1,303,818	$2,675,231	$171,526,199	$174,201,430	$—

	December 31, 2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$458,119	$161,875	$846,582	$1,466,576	$35,760,635	$37,227,211	$—
Agricultural real estate	—	—	—	—	28,163,488	28,163,488	—
Commercial real estate	921,392	146,090	521,012	1,588,494	43,773,450	45,361,944	—
Agricultural business	—	—	—	—	8,176,396	8,176,396	—
Commercial:	6,024	—	—	6,024	22,804,179	22,810,203	—
Home equity	511,203	10,387	275,179	796,769	18,729,393	19,526,162	—
Consumer	78,216	76,859	9,383	164,458	18,025,849	18,190,307	—

Total	$1,974,954	$395,211	$1,652,156	$4,022,321	$175,433,390	$179,455,711	$—

The accrual of interest on loans is generally discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on non-accrual or charged-off at the earlier date if collection of principal and interest is considered doubtful.

All interest accrued but not collected for loans that are placed on non-accrual status or charged-off are reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impairment is measured on a loan-by-loan basis by either the present value of the expected future cash flows, the loan’s observable market value, or, for collateral-dependent loans, the fair value of the collateral adjusted for market conditions and selling expenses.  Significant restructured loans are considered impaired in determining the adequacy of the allowance for loan losses.

The Company actively seeks to reduce its investment in impaired loans.  The primary tools to work through impaired loans are settlement with the borrowers or guarantors, foreclosure of the underlying collateral, or restructuring.

The Company will restructure loans when the borrower demonstrates the inability to comply with the terms of the loan, but can demonstrate the ability to meet acceptable restructured terms.  Restructurings generally include one or more of the following restructuring options; reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance, or other actions intended to maximize collection.  Restructured loans in compliance with modified terms are classified as impaired.

The following tables present impaired loans for the years ended December 31, 2011 and 2010:

	December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$235,856	$235,856	$—	$249,103	$10,446	$11,162
Commercial real estate	69,249	69,249	—	71,972	457	254
Commercial	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
Home equity	29,353	29,353	—	21,954	1,933	1,605
Loans with a specific valuation allowance
1-4 family	316,065	316,065	36,300	368,040	25,241	18,341
Commercial real estate	1,658,157	1,658,157	357,880	1,726,905	88,084	117,289
Commercial	552,814	552,814	296,149	592,796	37,192	36,628
Consumer	7,569	7,569	—	7,569	37	—
Home equity	—	—	—	—	—	—
Total:
1-4 family	551,921	551,921	36,300	617,143	35,687	29,503
Commercial real estate	1,727,406	1,727,406	357,880	1,798,877	88,541	117,543
Commercial	552,814	552,814	296,149	592,796	37,192	36,628
Consumer	7,569	7,569	—	7,569	37	—
Home equity	29,353	29,353	—	21,954	1,933	1,605

Total	$2,869,063	$2,869,063	$690,329	$3,038,339	$163,390	$185,279

	December 31, 2010
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized

Loans without a specific valuation allowance
Commercial real estate	$127,653	$127,653	$—	$309,365	$14,432
Commercial	—	—	—	10,636	545
Consumer	—	—	—	10,762	628
Loans with a specific valuation allowance
1-4 Family	369,749	369,749	109,622	536,944	4,785
Commercial real estate	2,092,909	2,092,909	408,687	2,578,312	77,973
Commercial	606,273	606,273	72,393	722,393	36,958
Consumer	—	—	—	5,106	425
Total:
1-4 Family	369,749	369,749	109,622	536,944	4,785
Commercial real estate	2,220,562	2,220,562	408,687	2,887,677	92,405
Commercial	606,273	606,273	72,393	733,029	37,503
Consumer	—	—	—	15,868	1,053

Total	$3,196,584	$3,196,584	$590,702	$4,173,518	$135,746

Included in certain loan categories in the impaired loans are troubled debt restructurings (TDR’s), where economic concessions have been granted to borrowers who have experienced financial difficulties, that were classified as impaired.  These concessions typically result from our loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  TDR’s are considered impaired at the time of restructuring and typically are returned to accrual status after considering the borrower’s sustained repayment performance for a reasonable period of at least six months.

When loans are modified into a TDR, the Company evaluates any possible impairment similar to other impaired loans based on the present value of expected cash flows, discounted at the contractual interest rate of the original loan agreement, or based upon on the current fair value of the collateral, less selling costs for collateral dependent loans.  If the Company determined that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.  In periods subsequent to modification, the Company evaluates all TDR’s, including those that have payment defaults, for possible impairment and recognizes impairment through the allowance.

During the quarter ended September 30, 2011, the Company adopted ASU 2011-02.  The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those receivables newly identified as impaired.  As a result of adopting ASU 2011-02, the Company reassessed all restructurings that occurred on or after January 1, 2011, the beginning of our fiscal year, for identification of TDR’s.  The Company identified no loans as troubled debt restructurings for which the allowance for loan losses had previously been measured under a general allowance for credit losses methodology.  Thereafter, there was no additional impact to the allowance for loan losses as a result of the adoption.

The following table presents the recorded balance, at original cost, of troubled debt restructurings, as of December 31, 2011 and 2010.

	2011	2010

1-4 family	$213,966	$35,919
Agricultural real estate	—	—
Commercial real estate	1,075,483	640,788
Agricultural business	—	—
Commercial	477,798	354,599
Home equity	125,588	65,990
Consumer	83,962	112,724

Total	$1,976,797	$1,210,020

The following table presents the recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring, as of December 31, 2011 and 2010.

	2011	2010

1-4 family	$131,990	$35,919
Agricultural real estate	—	—
Commercial real estate	1,007,723	142,856
Agricultural business	—	—
Commercial	477,798	354,599
Home equity	95,769	33,085
Consumer	83,962	112,724

Total	$1,797,242	$679,183

The following table presents loans modified as troubled debt restructurings during the year ended December 31, 2011.

	Year Ended December 31, 2011
	Number of Modifications	Recorded Investment

1-4 family	3	$178,046
Agricultural real estate	—	—
Commercial real estate	2	938,474
Agricultural business	—	—
Commercial	5	143,814
Home equity	2	95,769
Consumer	1	3,430

Total	13	$1,359,533

During the year ended December 31, 2011, the Company modified three one-to-four family residential real estate loans, with a recorded investment of $178,046, which were deemed to be TDR’s.  Two of the modifications were made to change the payment schedule to interest-only for a period of time.  One of the loans was restructured with the accrued interest capitalized to the balance of the note.  None of the modifications resulted in a reduction of the contractual interest rate or a write-off of the principal balance.

In addition, the Company modified two commercial real estate loans with a total recorded investment of $938,474 to the same borrower.  The loans are participations purchased from another financial institution, which lowered the contractual interest rate and extended the amortization schedule to lower the monthly payment amount.  The modification resulted in a specific allocation to the allowance for loan losses of $133,889 based upon the fair value of the collateral.

The Company modified five commercial loans with a total recorded balance of $143,814 to the same borrower.  The modifications were made to lower the contractual interest rate and extend the amortization schedule to lower the monthly payment amount.

The Company also modified two home equity loans with a total recorded investment of $95,769 and one consumer loan with a recorded investment of $3,430.  Two of the modifications were made to extend the amortization schedule and lower the monthly payment amount.  One of the modifications was made to change the payment schedule to interest-only for a period of time.  None of the modifications resulted in a reduction of the contractual interest rate or a write-off of the principal balance.

Management considers the level of defaults within the various portfolios when evaluating qualitative adjustments used to determine the adequacy of the allowance for loan losses.  During the year ended December 31, 2011, one residential real estate loan of $55,521 and one home equity loan of $29,819 that were considered TDR’s defaulted as they were more than 90 days past due at December 31, 2011.  In addition, one one-to-four family residential real estate loan of $26,455, one commercial business loan of $18,252 and one consumer loan of $80,533 that were considered TDR’s defaulted as they were in a nonaccrual status but are performing in accordance with their modified terms.  Default occurs when a loan is 90 days or more past due, transferred to nonaccrual or charged-off, and is within twelve months of restructuring.

The following table presents the Company’s nonaccrual loans at December 31, 2011 and 2010.  This table excludes performing troubled debt restructurings.

	2011	2010

1-4 family	$1,297,953	$1,019,252
Agricultural real estate	—	—
Commercial real estate	361,524	1,359,060
Agricultural business	—	—
Commercial	66,852	84,361
Home equity	423,113	565,905
Consumer	251,025	106,159

Total	$2,400,467	$3,134,737